Income taxes - Components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of the income tax benefit/(expense)
Current tax expense	€ (431)	€ (426)	€ (409)
Deferred tax (expense)/benefit	(394)	2,452	137
Total	€ (825)	€ 2,026	€ (272)